Offerings	Nov. 12, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 57,543,459.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,946.75
Offering Note
Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note